Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	DEUTSCHE ASSET ALLOCATION TRUST
CIK	dei_EntityCentralIndexKey	0000926425
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 16, 2015
Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2015
Prospectus Date	rr_ProspectusDate	Oct. 19, 2015